Loans, net - Summary of loans receivables (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Summary of loans receivables [line Items]
Direct loans	S/ 40,519,423	S/ 37,136,853
Loans And Receivables Adjustments [Abstract]
Accrued interest from performing loans	445,122	316,171
Unearned interest and interest collected in advance	(22,752)	(41,683)
Impairment allowance for loans	(2,984,851)	(1,394,779)
Indirect loans	4,611,931	4,101,977
Past due and under legal collection loans [member]
Summary of loans receivables [line Items]
Direct loans	43,081,904	38,257,144
Gross carrying amount [member]
Summary of loans receivables [line Items]
Direct loans	41,676,719	37,313,976
Gross carrying amount [member] | Loans [Member]
Summary of loans receivables [line Items]
Direct loans	34,718,320	28,504,689
Gross carrying amount [member] | Credit cards [member]
Summary of loans receivables [line Items]
Direct loans	4,379,884	5,876,983
Gross carrying amount [member] | Leasing [member]
Summary of loans receivables [line Items]
Direct loans	1,211,324	1,533,395
Gross carrying amount [member] | Discounted notes [member]
Summary of loans receivables [line Items]
Direct loans	468,664	686,164
Gross carrying amount [member] | Factoring [member]
Summary of loans receivables [line Items]
Direct loans	571,994	374,192
Gross carrying amount [member] | Advances and overdrafts [member]
Summary of loans receivables [line Items]
Direct loans	39,414	87,373
Gross carrying amount [member] | Refinanced loans [member]
Summary of loans receivables [line Items]
Direct loans	287,119	251,180
Gross carrying amount [member] | Past due and under legal collection loans [member]
Summary of loans receivables [line Items]
Direct loans	S/ 1,405,185	S/ 943,168